INVESTMENTS	12 Months Ended
Dec. 31, 2024
INVESTMENTS
INVESTMENTS

8.    INVESTMENTS

Trading securities

As of December 31, 2024, the Group’s trading securities mainly consisted of investments in marketable debt or equity assets held by the Group with the intention of selling them in the near future to earn a profit through price fluctuations. The Group measured the trading securities at fair value in the consolidated income statement. Changes in fair value of trading securities, for the years ended December 31, 2022, 2023 and 2024 were nil, RMB(4,479) and RMB5,623, respectively, recorded in the consolidated income statement.

Held-to-maturity investments

As of December 31, 2024, the Group’s held-to-maturity investments mainly consisted of principal-guaranteed products that have stated maturity within one year. While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximated their amortized costs considering their short-term maturities and high credit quality. No allowance for credit loss was recognized for the years ended December 31, 2022, 2023 and 2024.

Interest income of held-to-maturity investments of RMB1,458, RMB21,294 and RMB5,908 was recognized in the consolidated statements of operations for the years ended December 31, 2022, 2023 and 2024, respectively.

8.    INVESTMENTS — continued

Other financial investments

As of December 31, 2024, the Group’s other financial investments mainly consisted of investments in debt securities, bank wealth management products and private funds. The Group measured the other financial investments at fair value, with changes in fair value deferred in other comprehensive income/(loss). Changes in fair value of other financial investments, net of tax, for the years ended December 31, 2022, 2023 and 2024 were RMB(12,351), RMB17,813 and RMB33,457, respectively, recorded in other comprehensive income/(loss). In 2022, 2023 and 2024, the realized gains (losses) that were recorded in the consolidated statements of operations due to disposal of debt securities were RMB(60), RMB(13,598) and RMB4,042, respectively. No impairment loss was recognized for the years ended December 31, 2022, 2023 and 2024.

Interest income of other financial investments of RMB15,488, RMB3,203 and RMB12,775 was recognized in the consolidated statements of operations for the years ended December 31, 2022, 2023 and 2024, respectively.

The additional information about cost and fair value of other financial investments as of December 31, 2023 and 2024 is as follows:

		Unrealized gains in
		accumulated other
		comprehensive	Impact of
December 31, 2023	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Other financial investments:
Bank wealth management products	127,000	—	—	127,000
Debt securities	59,241	5,253	122	64,616
Private funds	246,410	2,406	(2,348)	246,468

		Unrealized gains in
		accumulated other
		comprehensive	Impact of
December 31, 2024	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Other financial investments:
Bank wealth management products	27,000	—	—	27,000
Debt securities	35,000	—	—	35,000
Private funds	246,410	41,116	3,664	291,190